Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Parenthetical) (Detail)	12 Months Ended	0 Months Ended
	Dec. 31, 2014 Vessel	Jul. 14, 2014	Feb. 09, 2014
Nature Of Operations [Line Items]
Number of vessels	18
CMA CGM Matisse, Utrillo, La Tour, and Manet [Member] | CMA CGM [Member]
Nature Of Operations [Line Items]
Charter extension period	3 years
Charter Expiration	2019-12
Julie Delmas [Member] | CMA CGM [Member]
Nature Of Operations [Line Items]
Daily Charter Rate	18,465
Effective From February 1, 2014 [Member] | CMA CGM Matisse, Utrillo, La Tour, and Manet [Member] | CMA CGM [Member]
Nature Of Operations [Line Items]
Daily Charter Rate	15,300
December 2019 Expiration Period [Member] | CMA CGM Matisse, Utrillo, La Tour, and Manet [Member] | CMA CGM [Member]
Nature Of Operations [Line Items]
Number of vessels	4
Effective From July 14, 2014 [Member] | Julie Delmas [Member] | CMA CGM [Member]
Nature Of Operations [Line Items]
Daily Charter Rate		18,465
Effective From February 9, 2014 [Member] | Julie Delmas [Member] | CMA CGM [Member]
Nature Of Operations [Line Items]
Daily Charter Rate			10,000